Cash generated from operations (Tables)	12 Months Ended
Dec. 31, 2024
Cash generated from operations
Schedule of cash generated from operations

	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Loss before income tax	(94,173)	(55,058)	(1,347)
Adjustments for:
Finance income	(155)	(78)	(404)
Finance costs	21,635	14,474	8,717
Amortisation of intangible assets (Note 15)	395	574	627
Depreciation of property, plant and equipment (Note 12)	61,091	65,323	65,337
Loss on disposal of property, plant and equipment	20,465	1,981	4,060
Loss on disposal of intangible assets	3	—	—
Fair value loss of investment properties	—	154	(12,147)
Fair value loss of convertible note	26,506	116	—
Convertible note convert into shares	—	(20,420)	—
Share-based payment	27,528	7,514	—
Expire of convertible note	—	—	1,817
Loss on disposal of associates	2,920	220	—
Loss on disposal of subsidiaries (Note 28)	11,329	4,860	—
Loss on liquidation of subsidiaries	—	373	—
Loss on ceased operation of subsidiaries	—	813	2,106
	77,544	20,846	68,766
Changes in working capital:
- Inventories	(294)	12,272	674
- Trade receivables	1,302	(3,966)	1,115
- Other receivables, deposits and prepayments	1,718	3,088	(1,251)
- Restricted bank balances	—	—	(1,012)
- Trade payables	16,394	28,019	5,971
- Accruals, other payables and provisions	(104,435)	(9,283)	5,040
- Contract liabilities	(66,728)	23,330	889
Cash flow from operating activities	(74,499)	74,306	80,192

Schedule of net debt and the movements in net debt

	Liabilities from financing activities
			Lease	Lease
	Borrowing	Borrowing	liabilities	liabilities
	due within	due after	due within	due after
	1 year	1 year	1 year	1 year	Total
Net debt	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As at 1 January 2022	(156,208)	(77,607)	(28,278)	(105,754)	(367,847)
Cash flows	(16,558)	48,497	926	6,450	39,315
As at 31 December 2022	(172,766)	(29,110)	(27,352)	(99,304)	(328,532)
As at 1 January 2023	(172,766)	(29,110)	(27,352)	(99,304)	(328,532)
Cash flows	98,833	(2,300)	(11,318)	5,906	91,121
As at 31 December 2023	(73,933)	(31,410)	(38,670)	(93,398)	(237,411)
As at 1 January 2024	(73,933)	(31,410)	(38,670)	(93,398)	(237,411)
Cash flows	1,718	17,687	4,522	26,556	50,483
As at 31 December 2024	(72,215)	(13,723)	(34,148)	(66,842)	(186,928)